Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets
Prepaid expenses and other current assets
Prepaid expenses and other current assets include the following at December 31, 2018 and 2017:

	2018	2017
Prepaid insurance	$90,754	$84,801
Prepaid supplies	19,422	33,132
Prepaid professional services	38,375	16,059
Prepaid rent and lease deposits	13,508	5,852
Other current assets	153,910	387,478
Total prepaid expenses and other current assets	$315,969	$527,322